     As filed with the Securities and Exchange Commission on July 16, 2003.

                                                               File No. 33-89988
                                                                       811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------

         Post-Effective Amendment No.  15                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No.   7                                                  [X]
                       ------


                   Hartford Life and Annuity Insurance Company
                             Separate Account VL II
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on August 1, 2003 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on __________, pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The prospectus in Part A of this Post-Effective Amendment No. 15 is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 33-89988), as filed on April 10, 2003 and effective on May 1, 2003. A Supplement to the Prospectus dated August 1, 2003 is included in Part A of this Post-Effective Amendment.

                        STAG VARIABLE LIFE LAST SURVIVOR
                             SEPARATE ACCOUNT VL II

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED AUGUST 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

The following Sub-Accounts are added to the cover page of the prospectus:

                         SUB-ACCOUNT                                          PURCHASES SHARES OF:
  AIM V.I. Mid Cap Core Equity Fund Sub-Account              Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                             the A I M Variable Insurance Funds
  AIM V.I. Premier Equity Fund Sub-Account                   Series I of the AIM V.I. Premier Equity Fund of the A
                                                             I M Variable Insurance Funds
  American Funds Asset Allocation Fund Sub-Account           Class 2 of the Asset Allocation Fund of American Funds
                                                             Insurance Series
  American Funds Blue Chip Income and Growth Fund Sub-       Class 2 of the Blue Chip Income and Growth Fund of
  Account                                                    American Funds Insurance Series
  American Funds Bond Fund Sub-Account                       Class 2 of the Bond Fund of American Funds Insurance
                                                             Series
  American Funds International Fund Sub-Account              Class 2 of the International Fund of American Funds
                                                             Insurance Series
  American Funds New World Fund Sub-Account                  Class 2 of the New World Fund of American Funds
                                                             Insurance Series
  Franklin Small Cap Value Securities Fund Sub-Account       Class 2 of the Franklin Small Cap Value Securities
                                                             Fund of the Franklin Templeton Variable Insurance
                                                             Products Trust
  Hartford Growth Opportunities HLS Fund Sub-Account         Class IA shares of Hartford Growth Opportunities HLS
                                                             Fund of Hartford HLS Series Fund II, Inc.
  Hartford International Small Company HLS Fund Sub-         Class IA shares of Hartford International Small
  Account                                                    Company HLS Fund of Hartford Series Fund, Inc.
  Hartford MidCap Value HLS Fund Sub-Account                 Class IA shares of Hartford MidCap Value HLS Fund of
                                                             Hartford Series Fund, Inc.
  Hartford Value Opportunities HLS Fund Sub-Account          Class IA shares of Hartford Value Opportunities HLS
                                                             Fund of Hartford Series Fund II, Inc.
  MFS New Discovery Series Sub-Account                       Initial Class of the MFS-Registered Trademark- New
                                                             Discovery Series of the MFS-Registered Trademark-
                                                             Variable Insurance Trust-SM-
  MFS Total Return Series Sub-Account                        Initial Class of the MFS-Registered Trademark- Total
                                                             Return Series of the MFS-Registered Trademark-
                                                             Variable Insurance Trust-SM-
  Mutual Shares Securities Fund Sub-Account                  Class 2 of the Mutual Shares Securities Fund of the
                                                             Franklin Templeton Variable Insurance Products Trust
  Putnam VT Capital Opportunities Sub-Account                Class IB of Putnam VT Capital Opportunities Fund of
                                                             Putnam Variable Trust
  Putnam VT Equity Income Sub-Account                        Class IB of Putnam VT Equity Income Fund of Putnam
                                                             Variable Trust

                                                                          1 of 4

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The table entitled "Annual Fund Operating Expenses" that shows a minimum and maximum range is deleted and replaced with the following:

                         Annual Fund Operating Expenses
                 (expenses that are deducted from Fund assets)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.44%      1.71%
---------------------------------------------------------------------------------

The following information is added to the table entitled "Annual Fund Operating Expenses" that shows detailed information for each underlying Fund.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                    12B-1
                                                                                 DISTRIBUTION               TOTAL FUND
                                                                                    AND/OR        OTHER     OPERATING
                                                              MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -- Series I (1)                  0.73%             N/A          0.57%       1.30%
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I                           0.61%             N/A          0.24%       0.85%
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                    0.43%            0.25%         0.02%       0.70%
----------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund -- Class 2         0.50%            0.25%         0.02%       0.77%
----------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2                                0.47%            0.25%         0.02%       0.74%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                       0.57%            0.25%         0.06%       0.88%
----------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2                           0.85%            0.25%         0.06%       1.16%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -- Class 2 (2)            0.59%            0.25%         0.20%       1.04%
----------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA                 0.62%             N/A          0.04%       0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund -- Class IA          0.85%             N/A          0.86%       1.71%
----------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund -- Class IA                         0.82%             N/A          0.06%       0.88%
----------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class IA                  0.69%             N/A          0.04%       0.73%
----------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series -- Initial
  Class                                                            0.90%             N/A          0.15%       1.05%
----------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series -- Initial
  Class                                                            0.75%             N/A          0.11%       0.86%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (2)                       0.60%            0.25%         0.21%       1.06%
----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -- Class IB (3)(4)            0.65%            0.25%         0.74%       1.64%
----------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund -- Class IB (3)(4)                    0.65%            0.25%         0.67%       1.57%
----------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses were:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund -- Class 2         0.56%             0.25%        0.20%        1.01%
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                    0.59%             0.25%        0.21%        1.05%
---------------------------------------------------------------------------------------------------------------

(3) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2003.

(4) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

                                                                          2 of 4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following information is added to the section entitled "About Us" under "The Funds":

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

                                                                          3 of 4

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following information is added under the section entitled "About Us" under the sub-section entitled "The Funds," under the sub-section entitled "Investment Advisors":

The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds International Fund, and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford International Small Company HLS Fund and Hartford MidCap Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Putnam VT Capital Opportunities Sub-Account and Putnam VT Equity Income Sub-Account purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCES.

HV-4776                                                                   4 of 4
33-89988

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: AUGUST 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: AUGUST 1, 2003

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              4
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      4
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          5
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


INDEPENDENT PUBLIC ACCOUNTANTS -- The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.



The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.


We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, and 5% of any excess. In Policy Years 2 through 10, such sales commission will not exceed 5.5% of premiums paid. Thereafter, agent commissions will not exceed 2% of premiums paid. Sales commissions may be less for premiums attributable to Supplemental Face Amount. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's second Policy Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2002: $22,624,773; 2001: $26,296,771; and 2000: $25,001,821.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

If You selected Supplemental Face Amount coverage on Your Policy application, the amount of the coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing.

Any unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.


In the table below there is no performance information for Putnam VT Capital Opportunities Fund and Putnam VT Equity Income Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.


                        STAG VARIABLE LIFE LAST SURVIVOR
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002

                                               FUND
                                            INCEPTION                                              SINCE
                                               DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund           04/30/1997     -14.64%   -15.94%    5.35%      N/A      6.20%
----------------------------------------------------------------------------------------------------------
American Funds Global Small
 Capitalization Fund                        04/30/1998      19.05%   -16.18%     N/A       N/A      3.09%
----------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                               FUND
                                            INCEPTION                                              SINCE
                                               DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------
American Funds Growth Fund                  02/08/1984     -24.45%   -13.55%    6.56%    12.04%    13.60%
----------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund           02/08/1984     -18.34%    -3.31%    3.49%    10.31%    12.30%
----------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                  03/31/1983     -13.79%    -6.56%    2.38%     8.63%    10.36%
----------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                      08/31/1977      10.08%    10.24%    7.26%     7.46%     8.72%
----------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund      04/02/1984     -19.70%    -5.42%    6.08%    12.33%    14.49%
----------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund       03/09/1994     -14.23%    -2.98%    2.29%      N/A     11.07%
----------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund (1)       03/01/1995      -8.95%    -7.28%    2.16%      N/A      5.49%
----------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund (1)        10/01/1998     -19.51%   -14.54%     N/A       N/A      5.14%
----------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)     05/01/2000     -38.59%      N/A      N/A       N/A    -36.56%
----------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund         05/29/1998     -24.65%   -13.20%     N/A       N/A     -1.15%
----------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                     05/01/1987     -22.45%   -14.94%   -1.03%     8.74%     9.32%
----------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
 Fund                                       07/02/1990     -17.93%   -17.92%   -2.63%     4.01%     2.80%
----------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                    07/14/1997     -14.22%     1.22%   14.78%      N/A     16.15%
----------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund              06/30/1980       1.44%     3.79%    4.30%     4.46%     6.89%
----------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund       01/01/1985       8.15%     8.64%    6.79%     6.81%     8.43%
----------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund             08/09/1996     -30.23%   -19.81%   -0.92%      N/A      3.04%
----------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                     08/31/1977     -24.25%   -14.82%   -0.24%     9.28%    12.08%
----------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund (1)       09/15/1993       6.20%     3.34%    2.06%      N/A      4.54%
----------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston (1)                                 05/01/1998      -8.57%     0.38%     N/A       N/A      0.89%
----------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation
 Fund (1)                                   02/01/1988     -12.36%    -8.60%   -0.61%     6.72%     7.64%
----------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                05/01/1990     -22.16%   -27.24%   -3.79%     5.30%     4.70%
----------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund            02/01/1988     -18.79%    -6.25%   -0.69%     8.65%    10.50%
----------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (1)          05/01/1998     -20.21%    -3.69%     N/A       N/A     -1.34%
----------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                   02/01/1988      -0.54%    -1.84%   -1.16%     5.48%     7.00%
----------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                       02/01/1988       8.09%     7.88%    5.88%     6.74%     7.75%
----------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund         01/02/1997     -17.52%   -15.91%    2.47%      N/A      4.64%
----------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
 Income Fund (1)                            01/02/1997     -13.67%   -11.46%   -0.76%      N/A      2.35%
----------------------------------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund (1)                     01/02/1997     -13.46%   -27.57%   -2.27%      N/A     -1.92%
----------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (1)                05/01/1998     -23.68%   -22.30%     N/A       N/A     -7.24%
----------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund (1)             02/01/1988       1.46%     3.81%    4.30%     4.39%     5.09%
----------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund            05/02/1994     -30.29%   -28.82%   -5.35%      N/A      5.71%
----------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund (1)                01/02/1997     -15.44%     2.38%    2.72%      N/A      5.06%
----------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (1)    05/01/1998     -32.06%   -43.42%     N/A       N/A    -17.26%
----------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund (1)                                   05/01/1992     -23.83%   -11.30%   -4.45%     4.95%     5.31%
----------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund (1)                    01/02/1997     -30.38%   -23.64%   -4.05%      N/A      0.04%
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                      02/01/1988     -26.34%   -21.77%   -1.19%     8.55%    11.22%
----------------------------------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------


                                               FUND
                                            INCEPTION                                              SINCE
                                               DATE        1 YEAR    3 YEAR   5 YEAR   10 YEAR   INCEPTION
----------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager
 Portfolio (1)                              01/03/1995      -8.73%    -5.61%    1.45%     7.06%     8.37%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio        10/09/1986     -16.95%    -5.06%    0.31%     9.79%    10.10%
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1)         01/28/1987     -20.28%   -20.19%   -3.95%     4.70%     4.24%
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
 Series I                                    9/10/2001     -11.10%      N/A      N/A       N/A     -3.50%
----------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I      5/5/1993     -30.26%      N/A    -2.19%      N/A      7.84%
----------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
 Class 2                                      8/1/1989     -12.38%      N/A     2.11%     8.10%     8.25%
----------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and
 Growth Fund -- Class 2                       7/5/2001     -23.07%      N/A      N/A       N/A    -19.19%
----------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2           1/2/1996       4.05%      N/A     4.75%      N/A      5.59%
----------------------------------------------------------------------------------------------------------
American Funds International Fund --
 Class 2                                      5/1/1990     -14.84%      N/A     2.50%     8.25%     6.87%
----------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2     6/17/1999      -5.66%      N/A      N/A       N/A     -1.92%
----------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities
 Fund -- Class 2                              5/1/1998      -9.26%      N/A      N/A       N/A      0.42%
----------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS
 Fund -- Class IA                            3/24/1987     -27.65%      N/A     1.40%     6.59%      N/A
----------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund -- Class IA                            4/30/2001      -5.08%      N/A      N/A       N/A     -6.58%
----------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund --
 Class IA                                    4/30/2001     -13.02%      N/A      N/A       N/A     -8.23%
----------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund --
 Class IA                                     5/1/1996     -24.95%      N/A     0.70%      N/A      5.68%
----------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
 Series -- Initial Class                      5/1/1998     -31.63%      N/A      N/A       N/A      2.61%
----------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
 Series -- Initial Class                      1/3/1995      -5.17%      N/A     5.01%      N/A     10.72%
----------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2     11/8/1996     -11.81%      N/A     3.98%      N/A      6.60%
----------------------------------------------------------------------------------------------------------



(1) Closed to new and subsequent premium payments and transfers of Account
    Value.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II

We have audited the accompanying statements of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account VL II comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Portfolio, Franklin Mutual Shares Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Universal Institutional Funds, Inc. Technology Portfolio, Universal Institutional Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and the Van Kampen Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account VL II as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth-Income Fund, American Funds Growth Fund, Hartford Global Leaders HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account), as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....       174,029         260,372         561,225
                             ==========     ===========     ===========
    Cost.................     2,214,230      10,398,784      16,268,105
                             ==========     ===========     ===========
    Market Value.........    $1,970,014     $ 8,667,799     $14,322,471
Due from Hartford Life
 and Annuity Insurance
 Company.................         2,442          39,584          65,547
Receivable from fund
 shares sold.............       --              --              --
Other assets.............       --              --                   58
                             ----------     -----------     -----------
Total Assets.............     1,972,456       8,707,383      14,388,076
                             ----------     -----------     -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --
  Payable for fund shares
   purchased.............         2,442          39,584          65,547
  Other liabilities......            13               1         --
                             ----------     -----------     -----------
  Total Liabilities......         2,455          39,585          65,547
                             ----------     -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,970,001     $ 8,667,798     $14,322,529
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....       128,135        268,210         587,780       272,907           77                 201
                             ==========     ==========     ===========    ==========         ====              ======
    Cost.................     1,391,909      4,290,625      13,212,589     4,869,780          958               1,915
                             ==========     ==========     ===========    ==========         ====              ======
    Market Value.........    $1,182,685     $3,419,674     $10,674,086    $2,996,514         $920              $1,724
Due from Hartford Life
 and Annuity Insurance
 Company.................         8,202         11,852           8,576         5,713       --                 --
Receivable from fund
 shares sold.............       --             --              --            --            --                 --
Other assets.............       --                   5         --            --            --                 --
                             ----------     ----------     -----------    ----------         ----              ------
Total Assets.............     1,190,887      3,431,531      10,682,662     3,002,227          920               1,724
                             ----------     ----------     -----------    ----------         ----              ------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --              --            --            --                 --
  Payable for fund shares
   purchased.............         8,202         11,861           8,576         5,713       --                 --
  Other liabilities......             4        --                   98             4       --                 --
                             ----------     ----------     -----------    ----------         ----              ------
  Total Liabilities......         8,206         11,861           8,674         5,717       --                 --
                             ----------     ----------     -----------    ----------         ----              ------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,182,681     $3,419,670     $10,673,988    $2,996,510         $920              $1,724
                             ==========     ==========     ===========    ==========         ====              ======


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS
  Investments
    Number of Shares.....       1,826,467
                              ===========
    Cost.................      46,719,743
                              ===========
    Market Value.........     $35,785,829
Due from Hartford Life
 and Annuity Insurance
 Company.................          94,192
Receivable from fund
 shares sold.............        --
Other assets.............              15
                              -----------
Total Assets.............      35,880,036
                              -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          94,192
  Other liabilities......        --
                              -----------
  Total Liabilities......          94,192
                              -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $35,785,844
                              ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
ASSETS
  Investments
    Number of Shares.....     1,941,049       1,238,450          1,322,823
                            ===========     ===========        ===========
    Cost.................    21,579,967      58,678,438         25,642,038
                            ===========     ===========        ===========
    Market Value.........   $23,200,519     $39,259,789        $19,962,456
Due from Hartford Life
 and Annuity Insurance
 Company.................       --               76,827             49,347
Receivable from fund
 shares sold.............       340,577        --                 --
Other assets.............       --             --                 --
                            -----------     -----------        -----------
Total Assets.............    23,541,096      39,336,616         20,011,803
                            -----------     -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       340,577        --                 --
  Payable for fund shares
   purchased.............       --               76,827             49,347
  Other liabilities......            61             184                 62
                            -----------     -----------        -----------
  Total Liabilities......       340,638          77,011             49,409
                            -----------     -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $23,200,458     $39,259,605        $19,962,394
                            ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
ASSETS
  Investments
    Number of Shares.....       146,388          46,193           45,187           583,807        1,635,393
                             ==========        ========         ========        ==========      ===========
    Cost.................     1,578,653         645,971          188,264         7,514,980       56,671,781
                             ==========        ========         ========        ==========      ===========
    Market Value.........    $1,340,319        $531,229         $136,460        $5,136,420      $38,361,863
Due from Hartford Life
 and Annuity Insurance
 Company.................         7,503         --                   699               677          392,328
Receivable from fund
 shares sold.............       --              --               --                --               --
Other assets.............             4         --               --                --               --
                             ----------        --------         --------        ----------      -----------
Total Assets.............     1,347,826         531,229          137,159         5,137,097       38,754,191
                             ----------        --------         --------        ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --               --                --               --
  Payable for fund shares
   purchased.............         7,503         --                   699               677          392,328
  Other liabilities......       --                    7                1                 5              343
                             ----------        --------         --------        ----------      -----------
  Total Liabilities......         7,503               7              700               682          392,671
                             ----------        --------         --------        ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,340,323        $531,222         $136,459        $5,136,415      $38,361,520
                             ==========        ========         ========        ==========      ===========

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
ASSETS
  Investments
    Number of Shares.....           743,948            1,126,780
                                 ==========          ===========
    Cost.................         9,830,600           23,392,951
                                 ==========          ===========
    Market Value.........        $5,698,620          $20,207,792
Due from Hartford Life
 and Annuity Insurance
 Company.................         --                      18,989
Receivable from fund
 shares sold.............         --                    --
Other assets.............         --                    --
                                 ----------          -----------
Total Assets.............         5,698,620           20,226,781
                                 ----------          -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                    --
  Payable for fund shares
   purchased.............         --                      18,989
  Other liabilities......                69                   83
                                 ----------          -----------
  Total Liabilities......                69               19,072
                                 ----------          -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........        $5,698,551          $20,207,709
                                 ==========          ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares.....    56,144,384          429,883           769,417
                            ===========       ==========       ===========
    Cost.................    56,144,384        4,919,151        11,216,996
                            ===========       ==========       ===========
    Market Value.........   $56,144,384       $5,163,024       $ 7,150,901
Due from Hartford Life
 and Annuity Insurance
 Company.................       602,544           13,995             4,160
Receivable from fund
 shares sold.............       --              --                 --
Other assets.............         8,754         --                       9
                            -----------       ----------       -----------
Total Assets.............    56,755,682        5,177,019         7,155,070
                            -----------       ----------       -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                 --
  Payable for fund shares
   purchased.............       602,544           13,995             4,160
  Other liabilities......       --                     3           --
                            -----------       ----------       -----------
  Total Liabilities......       602,544           13,998             4,160
                            -----------       ----------       -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $56,153,138       $5,163,021       $ 7,150,910
                            ===========       ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                              UNIVERSAL        UNIVERSAL      UNIVERSAL      UNIVERSAL
                                            INSTITUTIONAL    INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL   MORGAN STANLEY
                                             FUNDS, INC.      FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED    TECHNOLOGY     HIGH YIELD    MID-CAP VALUE    MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------  -------------  -------------  -------------  -----------------
ASSETS
  Investments
    Number of Shares.....       992,829            133             178             89            85             87,236
                            ===========         ======            ====           ====          ====            =======
    Cost.................    58,555,860          1,493             479            528           958             87,236
                            ===========         ======            ====           ====          ====            =======
    Market Value.........   $35,207,456         $1,474            $440           $503          $892            $87,236
Due from Hartford Life
 and Annuity Insurance
 Company.................       131,763        --               --             --             --                73,631
Receivable from fund
 shares sold.............       --             --               --             --             --               --
Other assets.............           120        --               --             --             --               --
                            -----------         ------            ----           ----          ----            -------
Total Assets.............    35,339,339          1,474             440            503           892            160,867
                            -----------         ------            ----           ----          ----            -------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --               --             --             --               --
  Payable for fund shares
   purchased.............       131,763        --               --             --             --                73,631
  Other liabilities......       --             --               --             --                 1            --
                            -----------         ------            ----           ----          ----            -------
  Total Liabilities......       131,763        --               --             --                 1             73,631
                            -----------         ------            ----           ----          ----            -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $35,207,576         $1,474            $440           $503          $891            $87,236
                            ===========         ======            ====           ====          ====            =======


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
ASSETS
  Investments
    Number of Shares.....           57
                                  ====
    Cost.................          958
                                  ====
    Market Value.........         $897
Due from Hartford Life
 and Annuity Insurance
 Company.................      --
Receivable from fund
 shares sold.............      --
Other assets.............      --
                                  ----
Total Assets.............          897
                                  ----
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                  ----
  Total Liabilities......      --
                                  ----
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........         $897
                                  ====

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
ASSETS
  Investments
    Number of Shares.....     303,351       158,773        615,094
                           ==========    ==========    ===========
    Cost.................   2,663,850     2,451,752     10,942,390
                           ==========    ==========    ===========
    Market Value.........  $2,593,654    $1,827,475    $ 4,459,430
Due from Hartford Life
 and Annuity Insurance
 Company.................      --            18,905          2,074
Receivable from fund
 shares sold.............      --           --             --
Other assets.............      --                11             64
                           ----------    ----------    -----------
Total Assets.............   2,593,654     1,846,391      4,461,568
                           ----------    ----------    -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             --
  Payable for fund shares
   purchased.............      --            18,905          2,074
  Other liabilities......      --           --             --
                           ----------    ----------    -----------
  Total Liabilities......      --            18,905          2,074
                           ----------    ----------    -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,593,654    $1,827,486    $ 4,459,494
                           ==========    ==========    ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                     PUTNAM VT                       PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT      INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND         FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  -------------  -----------------
ASSETS
  Investments
    Number of Shares.....      968,093       291,534        841,624      465,411        483,409        941,682         166,993
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========
    Cost.................   24,719,613     3,449,444      7,653,900    5,891,861      5,281,876     14,173,591       2,686,668
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========
    Market Value.........  $18,151,749    $2,731,674     $5,950,280   $6,027,070     $4,046,133    $ 9,558,074      $1,404,411
Due from Hartford Life
 and Annuity Insurance
 Company.................        4,224         9,058         --            9,806          5,396          2,805        --
Receivable from fund
 shares sold.............      --            --               3,995       --            --             --             --
Other assets.............          147       --              --                7             66            319        --
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
Total Assets.............   18,156,120     2,740,732      5,954,275    6,036,883      4,051,595      9,561,198       1,404,411
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               3,995       --            --             --             --
  Payable for fund shares
   purchased.............        4,235         9,058         --            9,806          5,396          2,805        --
  Other liabilities......      --                250              2       --            --             --                   36
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
  Total Liabilities......        4,235         9,308          3,997        9,806          5,396          2,805              36
                           -----------    ----------     ----------   ----------     ----------    -----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $18,151,885    $2,731,424     $5,950,278   $6,027,077     $4,046,199    $ 9,558,393      $1,404,375
                           ===========    ==========     ==========   ==========     ==========    ===========      ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
ASSETS
  Investments
    Number of Shares.....       551,324      1,745,223          615,126
                             ==========     ==========      ===========
    Cost.................     6,793,832      1,745,223       16,041,462
                             ==========     ==========      ===========
    Market Value.........    $3,903,373     $1,745,223      $ 7,147,765
Due from Hartford Life
 and Annuity Insurance
 Company.................       --             --                 2,918
Receivable from fund
 shares sold.............        10,599              1         --
Other assets.............            24            524              393
                             ----------     ----------      -----------
Total Assets.............     3,913,996      1,745,748        7,151,076
                             ----------     ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        10,599        --              --
  Payable for fund shares
   purchased.............       --             --                 2,931
  Other liabilities......       --             --              --
                             ----------     ----------      -----------
  Total Liabilities......        10,599        --                 2,931
                             ----------     ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $3,903,397     $1,745,748      $ 7,148,145
                             ==========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                           PUTNAM VT
                            PUTNAM VT        OTC &           PUTNAM VT         PUTNAM VT
                            NEW VALUE   EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT    PUTNAM VT
                              FUND           FUND         FUND OF BOSTON    AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ---------------  -----------------  ----------------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....     571,650        409,925           263,128            240,436        439,275       837,823
                           ==========     ==========        ==========         ==========     ==========   ===========
    Cost.................   7,257,810      4,375,539         2,706,552          3,665,522      6,230,404    35,948,182
                           ==========     ==========        ==========         ==========     ==========   ===========
    Market Value.........  $6,276,717     $1,676,595        $2,520,768         $2,300,976     $3,483,450   $17,594,280
Due from Hartford Life
 and Annuity Insurance
 Company.................      --             11,315          --                 --                7,985        20,484
Receivable from fund
 shares sold.............      --            --               --                 --               --           --
Other assets.............         136        --               --                 --                   68         1,593
                           ----------     ----------        ----------         ----------     ----------   -----------
Total Assets.............   6,276,853      1,687,910         2,520,768          2,300,976      3,491,503    17,616,357
                           ----------     ----------        ----------         ----------     ----------   -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --               --                 --               --           --
  Payable for fund shares
   purchased.............      --             11,315          --                 --                7,985        20,497
  Other liabilities......      --                 63                 1                 36         --           --
                           ----------     ----------        ----------         ----------     ----------   -----------
  Total Liabilities......      --             11,378                 1                 36          7,985        20,497
                           ----------     ----------        ----------         ----------     ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $6,276,853     $1,676,532        $2,520,767         $2,300,940     $3,483,518   $17,595,860
                           ==========     ==========        ==========         ==========     ==========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                                SUB-ACCOUNT
                           ---------------------
ASSETS
  Investments
    Number of Shares.....            67
                                   ====
    Cost.................           958
                                   ====
    Market Value.........          $900
Due from Hartford Life
 and Annuity Insurance
 Company.................       --
Receivable from fund
 shares sold.............       --
Other assets.............       --
                                   ----
Total Assets.............           900
                                   ----
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                                   ----
  Total Liabilities......       --
                                   ----
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........          $900
                                   ====

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                         UNITS
                                        OWNED BY        UNIT       CONTRACT
                                      PARTICIPANTS    PRICE #     LIABILITY
                                     --------------  ----------  ------------
American Funds Global Growth
 Fund..............................       2,777,873  $ 0.709176  $  1,970,001
American Funds Growth Fund.........             184    7.523911         1,387
American Funds Growth Fund.........      14,482,130    0.598421     8,666,411
American Funds Growth-Income
 Fund..............................      17,486,908    0.819043    14,322,529
American Funds Global Small
 Capitalization Fund...............       1,678,833    0.704466     1,182,681
Fidelity VIP Asset Manager
 Portfolio.........................       2,089,913    1.636274     3,419,670
Fidelity VIP Equity-Income Fund....       5,986,902    1.782890    10,673,988
Fidelity VIP Overseas Portfolio....       2,702,585    1.108757     2,996,510
Mutual Shares Securities Fund......             107    8.628238           920
Templeton Growth Securities Fund...             219    7.886125         1,724
Hartford Advisers HLS Fund.........      16,340,396    2.190023    35,785,844
Hartford Bond HLS Fund.............      11,898,226    1.949909    23,200,458
Hartford Capital Appreciation HLS
 Fund..............................      13,685,122    2.868780    39,259,605
Hartford Dividend and Growth HLS
 Fund..............................       8,920,217    2.237882    19,962,394
Hartford Global Advisers HLS
 Fund..............................       1,355,295    0.988953     1,340,323
Hartford Global Leaders HLS Fund...         777,912    0.682881       531,222
Hartford Global Technology HLS
 Fund..............................         301,422    0.452718       136,459
Hartford Growth and Income HLS
 Fund..............................       5,601,509    0.916970     5,136,415
Hartford Index HLS Fund............      17,391,449    2.205769    38,361,520
Hartford International
 Opportunities HLS Fund............       4,337,246    1.313864     5,698,551
Hartford MidCap HLS Fund...........      11,631,447    1.737334    20,207,709
Hartford Money Market HLS Fund.....      36,710,827    1.529607    56,153,138
Hartford Mortgage Securities HLS
 Fund..............................       2,754,424    1.874447     5,163,021
Hartford Small Company HLS Fund....       7,767,974    0.920563     7,150,910
Hartford Stock HLS Fund............      15,156,551    2.322928    35,207,576
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................             137   10.732654         1,474
Universal Institutional
 Funds, Inc. Technology
 Portfolio.........................              79    5.588233           440
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................              53    9.541983           503
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................             125    7.129259           891
Morgan Stanley Select Dimensions
 Money Market Portfolio............           8,657   10.077497        87,236
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......             112    7.989207           897
Putnam VT Diversified Income
 Fund..............................         180,764   14.348324     2,593,654
Putnam VT Global Asset Allocation
 Fund..............................         102,899   17.760045     1,827,486
Putnam VT Global Equity Fund.......         297,584   14.985684     4,459,494
Putnam VT Growth and Income Fund...         849,943   21.356598    18,151,885
Putnam VT Health Sciences Fund.....         283,075    9.649126     2,731,424
Putnam VT High Yield Fund..........         381,287   15.605782     5,950,278
Putnam VT Income Fund..............         333,366   18.079459     6,027,077
Putnam VT International Growth and
 Income Fund.......................         478,988    8.447396     4,046,199
Putnam VT International Growth
 Fund..............................       1,026,037    9.315833     9,558,393
Putnam VT International New
 Opportunities Fund................         186,675    7.523083     1,404,375
Putnam VT Investors Fund...........         571,679    6.827953     3,903,397
Putnam VT Money Market Fund........       1,148,361    1.520209     1,745,748
Putnam VT New Opportunities Fund...         514,552   13.891974     7,148,145

# Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                         UNITS
                                        OWNED BY        UNIT       CONTRACT
                                      PARTICIPANTS    PRICE #     LIABILITY
                                     --------------  ----------  ------------
Putnam VT New Value Fund...........         549,686  $11.418982  $  6,276,853
Putnam VT OTC & Emerging Growth
 Fund..............................         379,358    4.419389     1,676,532
Putnam VT The George Putnam Fund of
 Boston............................         235,897   10.685893     2,520,767
Putnam VT Utilities Growth and
 Income Fund.......................         153,420   14.997690     2,300,940
Putnam VT Vista Fund...............         482,163    7.224769     3,483,518
Putnam VT Voyager Fund.............         805,463   21.845647    17,595,860
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......             110    8.162730           900
                                                                 ------------
GRAND TOTAL........................                              $440,025,332
                                                                 ============

  #  Rounded unit prices.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  10,279      $     2,833     $   143,219
                             ---------      -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --              --
                             ---------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          287          (21,730)           (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (182,927)      (1,551,271)     (2,123,788)
                             ---------      -----------     -----------
    Net gain (loss) on
     investments.........     (182,640)      (1,573,001)     (2,124,437)
                             ---------      -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(172,361)     $(1,570,168)    $(1,981,218)
                             =========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (1)    SUB-ACCOUNT (1)
                           --------------  -------------  -------------  ------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $   6,480       $ 124,152     $   149,052    $  22,122        --$                --$
                             ---------       ---------     -----------    ---------          ----               -----
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              202,876       --            --                 --
                             ---------       ---------     -----------    ---------          ----               -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          646         (19,100)          1,789       91,081            (6)                (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (224,816)       (415,039)     (2,062,791)    (717,909)          (38)               (191)
                             ---------       ---------     -----------    ---------          ----               -----
    Net gain (loss) on
     investments.........     (224,170)       (434,139)     (2,061,002)    (626,828)          (44)               (216)
                             ---------       ---------     -----------    ---------          ----               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(217,690)      $(309,987)    $(1,709,074)   $(604,706)         $(44)              $(216)
                             =========       =========     ===========    =========          ====               =====


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............     $ 1,052,535
                              -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (5,445)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,184,772)
                              -----------
    Net gain (loss) on
     investments.........      (6,190,217)
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(5,137,682)
                              ===========

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $  711,544      $   262,165        $   313,607
                            ----------      -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................      207,894         --                  986,779
                            ----------      -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,348           (5,393)           (80,378)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      967,895       (8,689,851)        (4,190,567)
                            ----------      -----------        -----------
    Net gain (loss) on
     investments.........      970,243       (8,695,244)        (4,270,945)
                            ----------      -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,889,681      $(8,433,079)       $(2,970,559)
                            ==========      ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $     537        $   4,772        $--             $    22,013     $    470,387
                              ---------        ---------        --------        -----------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................           725          --              --                --              1,509,964
                              ---------        ---------        --------        -----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,597)         (76,978)            (51)            (3,310)         (42,582)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,757)        (109,209)        (49,574)        (1,627,727)     (12,422,690)
                              ---------        ---------        --------        -----------     ------------
    Net gain (loss) on
     investments.........      (109,354)        (186,187)        (49,625)        (1,631,037)     (12,465,272)
                              ---------        ---------        --------        -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(108,092)       $(181,415)       $(49,625)       $(1,609,024)    $(10,484,921)
                              =========        =========        ========        ===========     ============

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $   125,558          $    23,228
                                -----------          -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    --
                                -----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            95,026             (201,525)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,300,046)          (2,818,767)
                                -----------          -----------
    Net gain (loss) on
     investments.........        (1,205,020)          (3,020,292)
                                -----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(1,079,462)         $(2,997,064)
                                ===========          ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............     $779,440         $122,902        $   --
                              --------         --------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................        3,650          --                 --
                              --------         --------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                  (676)           (42,508)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               154,352         (2,626,628)
                              --------         --------        -----------
    Net gain (loss) on
     investments.........      --               153,676         (2,669,136)
                              --------         --------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $783,090         $276,578        $(2,669,136)
                              ========         ========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNIVERSAL         UNIVERSAL        UNIVERSAL        UNIVERSAL
                                            INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MORGAN STANLEY
                                             FUNDS, INC.       FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED     TECHNOLOGY       HIGH YIELD      MID-CAP VALUE     MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT*(1)   SUB-ACCOUNT (1)  SUB-ACCOUNT (1)  SUB-ACCOUNT (1)   SUB-ACCOUNT (1)
                           --------------  ----------------  ---------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    398,621         $ 52           --$                $ 49           --$                  $23
                            ------------         ----             ----             ----             ----               ---
CAPITAL GAINS INCOME
 (LOSS)..................       --                  5           --               --               --                --
                            ------------         ----             ----             ----             ----               ---
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (41,465)           2               (7)               1              (11)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (11,241,909)         (19)             (39)             (25)             (66)           --
                            ------------         ----             ----             ----             ----               ---
    Net gain (loss) on
     investments.........    (11,283,374)         (17)             (46)             (24)             (77)           --
                            ------------         ----             ----             ----             ----               ---
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(10,884,753)        $ 40             $(46)            $ 25             $(77)              $23
                            ============         ====             ====             ====             ====               ===


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                            SUB-ACCOUNT (1)
                           ------------------
INVESTMENT INCOME:
  Dividends..............      -- $
                                  ----
CAPITAL GAINS INCOME
 (LOSS)..................      --
                                  ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (61)
                                  ----
    Net gain (loss) on
     investments.........          (71)
                                  ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(71)
                                  ====

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.
(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 83,882     $  30,096     $    14,564
                            --------     ---------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --
                            --------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (10,843)         (265)        (14,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     16,034      (251,714)     (1,263,480)
                            --------     ---------     -----------
    Net gain (loss) on
     investments.........      5,191      (251,979)     (1,277,755)
                            --------     ---------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 89,073     $(221,883)    $(1,263,191)
                            ========     =========     ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                     PUTNAM VT                        PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT       INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL   NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT***     SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............  $   475,850     $   1,888      $ 500,212    $224,482      $  22,827     $    96,482        $  14,053
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --              --          --            --              --              --
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (317,483)      (18,705)        (2,331)      2,289         82,690        (571,496)          63,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (4,498,654)     (649,066)      (507,009)    185,796       (517,050)     (1,322,445)        (220,715)
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
    Net gain (loss) on
     investments.........   (4,816,137)     (667,771)      (509,340)    188,085       (434,360)     (1,893,941)        (157,020)
                           -----------     ---------      ---------    --------      ---------     -----------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(4,340,287)    $(665,883)     $  (9,128)   $412,567      $(411,533)    $(1,797,459)       $(142,967)
                           ===========     =========      =========    ========      =========     ===========        =========

*** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    16,185      $28,213        $  --
                            -----------      -------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --               --
                            -----------      -------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (112,281)      --                (94,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,008,379)      --             (2,974,647)
                            -----------      -------        -----------
    Net gain (loss) on
     investments.........    (1,120,660)      --             (3,069,060)
                            -----------      -------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,104,475)     $28,213        $(3,069,060)
                            ===========      =======        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             PUTNAM VT
                             PUTNAM VT         OTC &           PUTNAM VT         PUTNAM VT
                             NEW VALUE    EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT     PUTNAM VT
                               FUND            FUND         FUND OF BOSTON    AND INCOME FUND    VISTA FUND    VOYAGER FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  -----------------  ----------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............   $   270,100      $ --              $  41,066         $  81,852       $   --        $   175,832
                            -----------      ---------         ---------         ---------       -----------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --               --                 --                --            --
                            -----------      ---------         ---------         ---------       -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (174,576)       (55,148)           (2,288)          (32,567)          (28,707)     (304,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,282,129)      (687,669)         (228,990)         (741,210)       (1,289,334)   (6,367,512)
                            -----------      ---------         ---------         ---------       -----------   -----------
    Net gain (loss) on
     investments.........    (1,456,705)      (742,817)         (231,278)         (773,777)       (1,318,041)   (6,672,391)
                            -----------      ---------         ---------         ---------       -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,186,605)     $(742,817)        $(190,212)        $(691,925)      $(1,318,041)  $(6,496,559)
                            ===========      =========         =========         =========       ===========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
INVESTMENT INCOME:
  Dividends..............       -- $
                                   ----
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                   ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (58)
                                   ----
    Net gain (loss) on
     investments.........           (68)
                                   ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....          $(68)
                                   ====

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   10,279     $     2,833     $   143,219
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           287         (21,730)           (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (182,927)     (1,551,271)     (2,123,788)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (172,361)     (1,570,168)     (1,981,218)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       460,863       2,327,480       2,972,968
  Net transfers..........     1,068,346       4,882,307       8,042,330
  Surrenders for benefit
   payments and fees.....        (5,573)        (76,603)        (96,760)
  Net loan activity......        (4,590)        (11,458)         (7,069)
  Cost of insurance......      (165,557)       (848,786)     (1,254,159)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,353,489       6,272,940       9,657,310
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     1,181,128       4,702,772       7,676,092
NET ASSETS:
  Beginning of period....       788,873       3,965,026       6,646,437
                             ----------     -----------     -----------
  End of period..........    $1,970,001     $ 8,667,798     $14,322,529
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FRANKLIN MUTUAL       TEMPLETON
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    SHARES SECURITIES  GROWTH SECURITIES
                                FUND         PORTFOLIO        FUND        PORTFOLIO          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (1)    SUB-ACCOUNT (1)
                           --------------  -------------  -------------  ------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    6,480     $  124,152     $   149,052    $   22,122       --$                -$-
  Capital gains income...       --             --              202,876       --            --                 --
  Net realized gain
   (loss) on security
   transactions..........           646        (19,100)          1,789        91,081            (6)               (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (224,816)      (415,039)     (2,062,791)     (717,909)          (38)              (191)
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (217,690)      (309,987)     (1,709,074)     (604,706)          (44)              (216)
                             ----------     ----------     -----------    ----------         -----             ------
UNIT TRANSACTIONS:
  Purchases..............       280,184        715,047       2,055,486       886,214       --                 --
  Net transfers..........       583,158        139,739       2,549,650       (15,051)        1,084              2,168
  Surrenders for benefit
   payments and fees.....        (2,108)      (132,417)       (108,103)     (162,707)      --                 --
  Net loan activity......       --              (3,253)       (118,894)       (1,528)      --                 --
  Cost of insurance......      (102,790)      (376,626)     (1,143,410)     (340,799)         (120)              (228)
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       758,444        342,490       3,234,729       366,129           964              1,940
                             ----------     ----------     -----------    ----------         -----             ------
  Net increase (decrease)
   in net assets.........       540,754         32,503       1,525,655      (238,577)          920              1,724
NET ASSETS:
  Beginning of period....       641,927      3,387,167       9,148,333     3,235,087       --                 --
                             ----------     ----------     -----------    ----------         -----             ------
  End of period..........    $1,182,681     $3,419,670     $10,673,988    $2,996,510         $ 920             $1,724
                             ==========     ==========     ===========    ==========         =====             ======


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,052,535
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          (5,445)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (6,184,772)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,137,682)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       8,290,057
  Net transfers..........       4,046,349
  Surrenders for benefit
   payments and fees.....        (360,687)
  Net loan activity......        (177,894)
  Cost of insurance......      (4,076,307)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,721,518
                              -----------
  Net increase (decrease)
   in net assets.........       2,583,836
NET ASSETS:
  Beginning of period....      33,202,008
                              -----------
  End of period..........     $35,785,844
                              ===========

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND    APPRECIATION       AND GROWTH
                             HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   711,544     $   262,165        $   313,607
  Capital gains income...       207,894        --                  986,779
  Net realized gain
   (loss) on security
   transactions..........         2,348          (5,393)           (80,378)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       967,895      (8,689,851)        (4,190,567)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,889,681      (8,433,079)        (2,970,559)
                            -----------     -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     3,276,174       9,680,008          4,487,569
  Net transfers..........     6,686,983       5,582,080          2,431,899
  Surrenders for benefit
   payments and fees.....      (217,539)       (961,502)          (212,596)
  Net loan activity......        (7,103)        (72,009)           (51,050)
  Cost of insurance......    (1,915,210)     (4,689,308)        (2,361,062)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,823,305       9,539,269          4,294,760
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets.........     9,712,986       1,106,190          1,324,201
NET ASSETS:
  Beginning of period....    13,487,472      38,153,415         18,638,193
                            -----------     -----------        -----------
  End of period..........   $23,200,458     $39,259,605        $19,962,394
                            ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH
                              ADVISERS          LEADERS        TECHNOLOGY       AND INCOME     HARTFORD INDEX
                              HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $      537        $   4,772        $ --            $    22,013     $    470,387
  Capital gains income...           725          --               --               --              1,509,964
  Net realized gain
   (loss) on security
   transactions..........        (2,597)         (76,978)             (51)           (3,310)         (42,582)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,757)        (109,209)         (49,574)       (1,627,727)     (12,422,690)
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (108,092)        (181,415)         (49,625)       (1,609,024)     (10,484,921)
                             ----------        ---------        ---------       -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............       352,177          173,444           43,532         1,316,548        7,282,319
  Net transfers..........       344,429         (167,195)          58,193            40,695        4,115,716
  Surrenders for benefit
   payments and fees.....          (793)          24,943              (98)          (72,349)        (570,490)
  Net loan activity......       (50,682)         --               --                (10,310)        (359,314)
  Cost of insurance......      (134,705)         (61,442)         (15,009)         (725,118)      (4,094,328)
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       510,426          (30,250)          86,618           549,466        6,373,903
                             ----------        ---------        ---------       -----------     ------------
  Net increase (decrease)
   in net assets.........       402,334         (211,665)          36,993        (1,059,558)      (4,111,018)
NET ASSETS:
  Beginning of period....       937,989          742,887           99,466         6,195,973       42,472,538
                             ----------        ---------        ---------       -----------     ------------
  End of period..........    $1,340,323        $ 531,222        $ 136,459       $ 5,136,415     $ 38,361,520
                             ==========        =========        =========       ===========     ============

                           HARTFORD INTERNATIONAL
                               OPPORTUNITIES       HARTFORD MIDCAP
                                  HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $   125,558          $    23,228
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........            95,026             (201,525)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (1,300,046)          (2,818,767)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,079,462)          (2,997,064)
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............         1,193,085            4,066,451
  Net transfers..........          (875,558)           5,184,468
  Surrenders for benefit
   payments and fees.....          (122,289)            (326,467)
  Net loan activity......           (25,431)             (28,655)
  Cost of insurance......          (653,457)          (2,191,265)
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (483,650)           6,704,532
                                -----------          -----------
  Net increase (decrease)
   in net assets.........        (1,563,112)           3,707,468
NET ASSETS:
  Beginning of period....         7,261,663           16,500,241
                                -----------          -----------
  End of period..........       $ 5,698,551          $20,207,709
                                ===========          ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD MONEY  HARTFORD MORTGAGE  HARTFORD SMALL
                               MARKET         SECURITIES         COMPANY
                              HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    779,440      $  122,902       $   --
  Capital gains income...          3,650        --                 --
  Net realized gain
   (loss) on security
   transactions..........       --                  (676)          (42,508)
                            ------------      ----------       -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --               154,352        (2,626,628)
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        783,090         276,578        (2,669,136)
UNIT TRANSACTIONS:
  Purchases..............     72,401,033         826,122         1,736,369
  Net transfers..........    (54,838,929)      2,061,054         1,258,290
  Surrenders for benefit
   payments and fees.....     (6,515,801)        (45,691)         (129,876)
  Net loan activity......       (666,289)        (65,907)          (19,458)
  Cost of insurance......     (6,034,305)       (352,473)         (843,385)
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,345,709       2,423,105         2,001,940
                            ------------      ----------       -----------
  Net increase (decrease)
   in net assets.........      5,128,799       2,699,683          (667,196)
NET ASSETS:
  Beginning of period....     51,024,339       2,463,338         7,818,106
                            ------------      ----------       -----------
  End of period..........   $ 56,153,138      $5,163,021       $ 7,150,910
                            ============      ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNIVERSAL         UNIVERSAL        UNIVERSAL        UNIVERSAL
                                            INSTITUTIONAL     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    MORGAN STANLEY
                                             FUNDS, INC.       FUNDS, INC.      FUNDS, INC.      FUNDS, INC.    SELECT DIMENSIONS
                           HARTFORD STOCK  CORE PLUS FIXED     TECHNOLOGY       HIGH YIELD      MID-CAP VALUE     MONEY MARKET
                              HLS FUND     INCOME PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT*(1)   SUB-ACCOUNT (1)  SUB-ACCOUNT (1)  SUB-ACCOUNT (1)   SUB-ACCOUNT (1)
                           --------------  ----------------  ---------------  ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   398,621         $   52          --$                $ 49            $--              $     23
  Capital gains income...       --                   5          --               --                --                --
  Net realized gain
   (loss) on security
   transactions..........       (41,465)             2              (7)               1               (11)           --
                            -----------         ------            ----             ----            ------           --------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (11,241,909)           (19)            (39)             (25)              (66)           --
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (10,884,753)            40             (46)              25               (77)                23
UNIT TRANSACTIONS:
  Purchases..............    10,523,682        --               --               --                --                101,581
  Net transfers..........      (213,683)         1,626             542              542             1,084            (10,839)
  Surrenders for benefit
   payments and fees.....      (805,758)            (1)         --               --                    (1)                (1)
  Net loan activity......      (134,749)       --               --               --                --                --
  Cost of insurance......    (4,914,320)          (191)            (56)             (64)             (115)            (3,528)
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,455,172          1,434             486              478               968             87,213
                            -----------         ------            ----             ----            ------           --------
  Net increase (decrease)
   in net assets.........    (6,429,581)         1,474             440              503               891             87,236
NET ASSETS:
  Beginning of period....    41,637,157        --               --               --                --                --
                            -----------         ------            ----             ----            ------           --------
  End of period..........   $35,207,576         $1,474            $440             $503            $  891           $ 87,236
                            ===========         ======            ====             ====            ======           ========


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           VALUE-ADDED MARKET
                               PORTFOLIO
                            SUB-ACCOUNT (1)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................       -$-
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (10)
                                 ------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (61)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (71)
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         1,084
  Surrenders for benefit
   payments and fees.....       --
  Net loan activity......       --
  Cost of insurance......          (116)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           968
                                 ------
  Net increase (decrease)
   in net assets.........           897
NET ASSETS:
  Beginning of period....       --
                                 ------
  End of period..........        $  897
                                 ======

  * Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.
(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                         PUTNAM VT
                            PUTNAM VT   GLOBAL ASSET    PUTNAM VT
                           DIVERSIFIED   ALLOCATION   GLOBAL EQUITY
                           INCOME FUND      FUND          FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**
                           -----------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   83,882    $   30,096    $    14,564
  Capital gains income...      --           --             --
  Net realized gain
   (loss) on security
   transactions..........     (10,843)         (265)       (14,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,034      (251,714)    (1,263,480)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      89,073      (221,883)    (1,263,191)
                           ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     320,094       318,674      1,281,256
  Net transfers..........   1,601,585       368,462       (398,385)
  Surrenders for benefit
   payments and fees.....     (73,060)      (67,593)       (94,239)
  Net loan activity......     (12,163)      --              (8,769)
  Cost of insurance......    (183,168)     (180,925)      (559,179)
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,653,288       438,618        220,684
                           ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........   1,742,361       216,735     (1,042,507)
NET ASSETS:
  Beginning of period....     851,293     1,610,751      5,502,001
                           ----------    ----------    -----------
  End of period..........  $2,593,654    $1,827,486    $ 4,459,494
                           ==========    ==========    ===========

 ** Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                     PUTNAM VT                        PUTNAM VT
                            PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL    PUTNAM VT       INTERNATIONAL
                           GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND    INTERNATIONAL   NEW OPPORTUNITIES
                           INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND    GROWTH FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT***     SUB-ACCOUNT
                           -----------  ---------------  -----------  -----------  -------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $   475,850    $    1,888     $  500,212   $  224,482     $   22,827    $    96,482       $   14,053
  Capital gains income...      --            --              --           --            --             --              --
  Net realized gain
   (loss) on security
   transactions..........     (317,483)      (18,705)        (2,331)       2,289         82,690       (571,496)          63,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (4,498,654)     (649,066)      (507,009)     185,796       (517,050)    (1,322,445)        (220,715)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (4,340,287)     (665,883)        (9,128)     412,567       (411,533)    (1,797,459)        (142,967)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............    4,209,886       753,351        902,736    1,215,567        927,577      2,695,736          653,871
  Net transfers..........   (1,001,714)      184,457      1,554,369      975,315        715,927        725,535         (400,895)
  Surrenders for benefit
   payments and fees.....     (442,069)      (89,742)       (43,003)     (44,579)        14,576        (28,295)         (20,075)
  Net loan activity......     (234,322)       (5,292)        (2,330)      (7,568)          (363)       (26,644)            (940)
  Cost of insurance......   (2,192,571)     (380,064)      (495,529)    (547,740)      (398,982)    (1,155,827)        (258,389)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      339,210       462,710      1,916,243    1,590,995      1,258,735      2,210,505          (26,428)
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  Net increase (decrease)
   in net assets.........   (4,001,077)     (203,173)     1,907,115    2,003,562        847,202        413,046         (169,395)
NET ASSETS:
  Beginning of period....   22,152,962     2,934,597      4,043,163    4,023,515      3,198,997      9,145,347        1,573,770
                           -----------    ----------     ----------   ----------     ----------    -----------       ----------
  End of period..........  $18,151,885    $2,731,424     $5,950,278   $6,027,077     $4,046,199    $ 9,558,393       $1,404,375
                           ===========    ==========     ==========   ==========     ==========    ===========       ==========

*** Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            PUTNAM VT        PUTNAM VT
                             PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                           INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    16,185     $   28,213      $  --
  Capital gains income...       --             --              --
  Net realized gain
   (loss) on security
   transactions..........      (112,281)       --               (94,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,008,379)       --            (2,974,647)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,104,475)        28,213       (3,069,060)
                            -----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,324,605        812,411        2,867,759
  Net transfers..........      (267,862)      (165,580)        (271,820)
  Surrenders for benefit
   payments and fees.....      (154,229)       (40,315)        (204,546)
  Net loan activity......        (6,045)       --               (26,946)
  Cost of insurance......      (516,093)      (237,168)      (1,149,907)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       380,376        369,348        1,214,540
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets.........      (724,099)       397,561       (1,854,520)
NET ASSETS:
  Beginning of period....     4,627,496      1,348,187        9,002,665
                            -----------     ----------      -----------
  End of period..........   $ 3,903,397     $1,745,748      $ 7,148,145
                            ===========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                             PUTNAM VT
                             PUTNAM VT         OTC &           PUTNAM VT         PUTNAM VT
                             NEW VALUE    EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH    PUTNAM VT     PUTNAM VT
                               FUND            FUND         FUND OF BOSTON    AND INCOME FUND    VISTA FUND    VOYAGER FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  -----------------  ----------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   270,100     $  --             $   41,066         $   81,852      $   --        $   175,832
  Capital gains income...       --             --               --                 --                --            --
  Net realized gain
   (loss) on security
   transactions..........      (174,576)       (55,148)           (2,288)           (32,567)         (28,707)     (304,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,282,129)      (687,669)         (228,990)          (741,210)      (1,289,334)   (6,367,512)
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,186,605)      (742,817)         (190,212)          (691,925)      (1,318,041)   (6,496,559)
                            -----------     ----------        ----------         ----------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,065,865        876,837           558,084            576,054        1,233,696     5,995,829
  Net transfers..........     1,265,584       (278,709)        1,118,448            293,334          (95,927)   (1,553,210)
  Surrenders for benefit
   payments and fees.....       (86,661)       (20,637)          (30,822)           (26,697)         (10,328)     (220,063)
  Net loan activity......        (9,711)        (1,844)         --                 (121,657)          (7,778)     (185,856)
  Cost of insurance......      (655,810)      (257,980)         (268,254)          (325,903)        (516,665)   (2,564,436)
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,579,267        317,667         1,377,456            395,131          602,998     1,472,264
                            -----------     ----------        ----------         ----------      -----------   -----------
  Net increase (decrease)
   in net assets.........       392,662       (425,150)        1,187,244           (296,794)        (715,043)   (5,024,295)
NET ASSETS:
  Beginning of period....     5,884,191      2,101,682         1,333,523          2,597,734        4,198,561    22,620,155
                            -----------     ----------        ----------         ----------      -----------   -----------
  End of period..........   $ 6,276,853     $1,676,532        $2,520,767         $2,300,940      $ 3,483,518   $17,595,860
                            ===========     ==========        ==========         ==========      ===========   ===========

                                VAN KAMPEN
                           LIFE INVESTMENT TRUST
                             GROWTH AND INCOME
                                 PORTFOLIO
                              SUB-ACCOUNT (1)
                           ---------------------
OPERATIONS:
  Net investment income
   (loss)................       -- $
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........            (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (58)
                                   -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............            (68)
                                   -----
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........          1,084
  Surrenders for benefit
   payments and fees.....              1
  Net loan activity......       --
  Cost of insurance......           (117)
                                   -----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            968
                                   -----
  Net increase (decrease)
   in net assets.........            900
NET ASSETS:
  Beginning of period....       --
                                   -----
  End of period..........          $ 900
                                   =====

(1)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                           SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................     $  2,786       $    4,359      $   23,192
  Capital gains income...       34,159          249,310         130,073
  Net realized gain
   (loss) on security
   transactions..........       16,936            2,148           2,030
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (61,289)        (179,714)        178,154
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (7,408)          76,103         333,449
                              --------       ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       62,480          361,481         676,479
  Net transfers..........      782,861        3,714,828       5,903,280
  Surrenders for benefit
   payments and fees.....         (191)          (9,015)         (6,149)
  Net loan activity......           (9)              (8)        --
  Cost of insurance......      (48,860)        (178,363)       (260,622)
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      796,281        3,888,923       6,312,988
                              --------       ----------      ----------
  Net increase (decrease)
   in net assets.........      788,873        3,965,026       6,646,437
NET ASSETS:
  Beginning of period....      --               --              --
                              --------       ----------      ----------
  End of period..........     $788,873       $3,965,026      $6,646,437
                              ========       ==========      ==========

 **  Amounts represent from inception, January 16, 2001 to December 31, 2001

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                           CAPITALIZATION  ASSET MANAGER  EQUITY-INCOME    OVERSEAS    HARTFORD ADVISERS  HARTFORD BOND
                                FUND         PORTFOLIO        FUND        PORTFOLIO        HLS FUND         HLS FUND
                           SUB-ACCOUNT**    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -------------  -------------  ------------  -----------------  -------------
OPERATIONS:
  Net investment
   income................     $  1,490      $  116,531     $   127,229    $  136,229      $   831,163      $   448,541
  Capital gains income...       11,825          43,699         357,454       215,330        1,355,052          --
  Net realized gain
   (loss) on security
   transactions..........          (41)           (492)        (26,465)     (107,736)             414           97,321
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       15,592        (274,903)       (850,946)     (965,832)      (3,254,089)         241,342
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       28,866        (115,165)       (392,728)     (722,009)      (1,067,460)         787,204
                              --------      ----------     -----------    ----------      -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      121,633         567,239       2,017,498       842,844        7,378,260        1,783,714
  Net transfers..........      513,222         396,207       1,591,764      (313,174)       7,008,606        3,420,302
  Surrenders for benefit
   payments and fees.....         (559)        (37,845)       (178,539)      (62,026)        (484,869)        (134,210)
  Net loan activity......      --                 (180)        (22,602)          (42)         (29,606)         (43,151)
  Cost of insurance......      (21,235)       (275,055)       (806,438)     (296,179)      (3,100,603)        (921,423)
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      613,061         650,366       2,601,683       171,423       10,771,788        4,105,232
                              --------      ----------     -----------    ----------      -----------      -----------
  Net increase (decrease)
   in net assets.........      641,927         535,201       2,208,955      (550,586)       9,704,328        4,892,436
NET ASSETS:
  Beginning of period....      --            2,851,966       6,939,378     3,785,673       23,497,680        8,595,036
                              --------      ----------     -----------    ----------      -----------      -----------
  End of period..........     $641,927      $3,387,167     $ 9,148,333    $3,235,087      $33,202,008      $13,487,472
                              ========      ==========     ===========    ==========      ===========      ===========


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    253,646
  Capital gains income...       9,312,557
  Net realized gain
   (loss) on security
   transactions..........         (25,281)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,943,271)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,402,349)
                             ------------
UNIT TRANSACTIONS:
  Purchases..............       9,135,295
  Net transfers..........       9,636,152
  Surrenders for benefit
   payments and fees.....        (780,118)
  Net loan activity......         (78,251)
  Cost of insurance......      (3,674,366)
                             ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      14,238,712
                             ------------
  Net increase (decrease)
   in net assets.........      11,836,363
NET ASSETS:
  Beginning of period....      26,317,052
                             ------------
  End of period..........    $ 38,153,415
                             ============

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL
                              AND GROWTH         ADVISERS          LEADERS
                               HLS FUND          HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT**
                           -----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................     $   285,110        $  6,863         $  4,258
  Capital gains income...         927,971          42,403            2,262
  Net realized gain
   (loss) on security
   transactions..........         (46,393)           (309)           4,123
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,725,040)        (86,120)          (5,533)
                              -----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (558,352)        (37,163)           5,110
                              -----------        --------         --------
UNIT TRANSACTIONS:
  Purchases..............       3,572,684         322,753           41,108
  Net transfers..........       4,021,483         198,831          725,355
  Surrenders for benefit
   payments and fees.....        (224,101)         (3,562)            (727)
  Net loan activity......         (85,912)         (1,159)         --
  Cost of insurance......      (1,522,148)        (81,978)         (27,959)
                              -----------        --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,762,006         434,885          737,777
                              -----------        --------         --------
  Net increase (decrease)
   in net assets.........       5,203,654         397,722          742,887
NET ASSETS:
  Beginning of period....      13,434,539         540,267          --
                              -----------        --------         --------
  End of period..........     $18,638,193        $937,989         $742,887
                              ===========        ========         ========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective on May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           HARTFORD GLOBAL  HARTFORD GROWTH                  HARTFORD INTERNATIONAL
                             TECHNOLOGY       AND INCOME     HARTFORD INDEX      OPPORTUNITIES       HARTFORD MIDCAP
                              HLS FUND         HLS FUND         HLS FUND            HLS FUND            HLS FUND
                            SUB-ACCOUNT**     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                           ---------------  ---------------  --------------  ----------------------  ---------------
OPERATIONS:
  Net investment
   income................     $--             $  --           $   376,677         $     8,030          $  --
  Capital gains income...      --                212,233          727,021             895,896            1,399,851
  Net realized gain
   (loss) on security
   transactions..........       (3,461)            5,875          (28,035)            (47,167)             (37,243)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,230)         (619,748)      (6,455,826)         (2,193,703)          (1,343,002)
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (5,691)         (401,640)      (5,380,163)         (1,336,944)              19,606
                              --------        ----------      -----------         -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............        7,414         1,297,835        8,966,461           1,712,371            3,126,462
  Net transfers..........      105,489         1,361,334        3,648,524            (200,975)           6,135,844
  Surrenders for benefit
   payments and fees.....         (332)          (92,364)        (548,769)            (69,975)            (143,620)
  Net loan activity......      --                    543         (118,173)            (40,934)              (5,376)
  Cost of insurance......       (7,414)         (613,852)      (3,295,664)           (574,582)          (1,368,776)
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      105,157         1,953,496        8,652,379             825,905            7,744,534
                              --------        ----------      -----------         -----------          -----------
  Net increase (decrease)
   in net assets.........       99,466         1,551,856        3,272,216            (511,039)           7,764,140
NET ASSETS:
  Beginning of period....      --              4,644,117       39,200,322           7,772,702            8,736,101
                              --------        ----------      -----------         -----------          -----------
  End of period..........     $ 99,466        $6,195,973      $42,472,538         $ 7,261,663          $16,500,241
                              ========        ==========      ===========         ===========          ===========

                           HARTFORD MONEY  HARTFORD MORTGAGE
                               MARKET         SECURITIES
                              HLS FUND         HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------
OPERATIONS:
  Net investment
   income................   $ 1,568,860       $   75,754
  Capital gains income...           502         --
  Net realized gain
   (loss) on security
   transactions..........       --                  (214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                28,970
                            -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,569,362          104,510
                            -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............    92,197,494          526,298
  Net transfers..........   (67,114,244)         783,818
  Surrenders for benefit
   payments and fees.....    (1,173,801)         (14,776)
  Net loan activity......      (996,064)        --
  Cost of insurance......    (5,996,606)        (115,830)
                            -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,916,779        1,179,510
                            -----------       ----------
  Net increase (decrease)
   in net assets.........    18,486,141        1,284,020
NET ASSETS:
  Beginning of period....    32,538,198        1,179,318
                            -----------       ----------
  End of period..........   $51,024,339       $2,463,338
                            ===========       ==========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD SMALL                   PUTNAM VT
                              COMPANY      HARTFORD STOCK  DIVERSIFIED
                              HLS FUND        HLS FUND     INCOME FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   331,416     $ 54,732
  Capital gains income...       395,902       3,034,077       --
  Net realized gain
   (loss) on security
   transactions..........        (2,210)       (218,565)       4,864
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (917,333)     (8,412,492)     (27,920)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (523,641)     (5,265,564)      31,676
                             ----------     -----------     --------
UNIT TRANSACTIONS:
  Purchases..............     1,805,552      11,577,626       88,893
  Net transfers..........     3,425,158       4,127,374       68,400
  Surrenders for benefit
   payments and fees.....       (64,616)     (1,036,941)     (85,147)
  Net loan activity......        (5,902)        (70,319)      --
  Cost of insurance......      (596,671)     (4,324,685)     (82,246)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,563,521      10,273,055      (10,100)
                             ----------     -----------     --------
  Net increase (decrease)
   in net assets.........     4,039,880       5,007,491       21,576
NET ASSETS:
  Beginning of period....     3,778,226      36,629,666      829,717
                             ----------     -----------     --------
  End of period..........    $7,818,106     $41,637,157     $851,293
                             ==========     ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            PUTNAM VT                                                                             PUTNAM VT
                           GLOBAL ASSET    PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT                INTERNATIONAL
                            ALLOCATION   GLOBAL GROWTH  GROWTH AND   HEALTH SCIENCES  HIGH YIELD    PUTNAM VT    GROWTH AND
                               FUND          FUND       INCOME FUND       FUND           FUND      INCOME FUND   INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -----------  ---------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................   $   15,756    $   --        $   340,932    $    1,160     $  478,029   $  320,383     $   38,473
  Capital gains income...      148,409      1,644,071       237,993       --              --           --            210,572
  Net realized gain
   (loss) on security
   transactions..........        5,429       (191,944)        5,319       (30,626)         6,504      (70,340)       (85,700)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (283,510)    (3,906,866)   (1,900,611)     (482,619)      (343,597)      (4,417)      (722,076)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (113,916)    (2,454,739)   (1,316,367)     (512,085)       140,936      245,626       (558,731)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      287,527      2,339,526     5,025,840       895,050        941,421      564,800        988,006
  Net transfers..........      172,519       (656,567)    1,624,598       578,591         89,615      640,953        (36,506)
  Surrenders for benefit
   payments and fees.....      (12,789)      (196,914)     (668,526)      (55,671)       (36,340)     (40,262)       (14,161)
  Net loan activity......         (805)          (588)      (86,476)       (8,313)        (3,395)      (1,364)           (23)
  Cost of insurance......     (134,814)      (555,138)   (1,968,657)     (372,542)      (368,457)    (301,162)      (309,144)
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      311,638        930,319     3,926,779     1,037,115        622,844      862,965        628,172
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  Net increase (decrease)
   in net assets.........      197,722     (1,524,420)    2,610,412       525,030        763,780    1,108,591         69,441
NET ASSETS:
  Beginning of period....    1,413,029      7,026,421    19,542,550     2,409,567      3,279,383    2,914,924      3,129,556
                            ----------    -----------   -----------    ----------     ----------   ----------     ----------
  End of period..........   $1,610,751    $ 5,502,001   $22,152,962    $2,934,597     $4,043,163   $4,023,515     $3,198,997
                            ==========    ===========   ===========    ==========     ==========   ==========     ==========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL                     PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET
                            GROWTH FUND         FUND         INVESTORS FUND      FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................   $    26,238      $  --            $     4,076     $   70,194
  Capital gains income...       821,337         --                --             --
  Net realized gain
   (loss) on security
   transactions..........        39,722          (64,894)           4,224        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,559,524)        (513,581)      (1,336,454)       --
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,672,227)        (578,475)      (1,328,154)        70,194
                            -----------      -----------      -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     2,674,827          719,752        2,033,255        144,181
  Net transfers..........     2,221,571       (1,193,487)        (261,991)      (470,771)
  Surrenders for benefit
   payments and fees.....       (80,963)          (7,180)         (78,103)       (10,443)
  Net loan activity......       (43,054)            (184)         --                (200)
  Cost of insurance......      (923,015)        (283,237)        (569,777)      (174,647)
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,849,366         (764,336)       1,123,384       (511,880)
                            -----------      -----------      -----------     ----------
  Net increase (decrease)
   in net assets.........     2,177,139       (1,342,811)        (204,770)      (441,686)
NET ASSETS:
  Beginning of period....     6,404,126        2,916,581        4,832,266      1,789,873
                            -----------      -----------      -----------     ----------
  End of period..........   $ 8,581,265      $ 1,573,770      $ 4,627,496     $1,348,187
                            ===========      ===========      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                              PUTNAM VT
                               PUTNAM VT       PUTNAM VT        OTC &           PUTNAM VT         PUTNAM VT
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH  THE GEORGE PUTNAM  UTILITIES GROWTH   PUTNAM VT
                                 FUND            FUND           FUND         FUND OF BOSTON    AND INCOME FUND   VISTA FUND
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -----------  ---------------  -----------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $  --           $   38,146     $  --             $   30,603         $   70,922     $   --
  Capital gains income...       1,507,938        102,638        --               --                  119,990        296,866
  Net realized gain
   (loss) on security
   transactions..........           1,207        (27,649)       (50,382)           (4,898)           (45,949)        (5,828)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,520,485)         3,872       (900,367)          (18,573)          (809,724)    (1,303,955)
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,011,340)       117,007       (950,749)            7,132           (664,761)    (1,012,917)
                              -----------     ----------     ----------        ----------         ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       3,740,593      1,626,512      1,069,901           376,940            591,903      1,010,708
  Net transfers..........         697,495      1,574,798        553,347          (274,491)           (85,231)     2,157,288
  Surrenders for benefit
   payments and fees.....        (244,939)       (19,534)       (35,086)          (21,193)           (30,572)       (34,888)
  Net loan activity......           8,003            (67)        (4,608)          (21,776)           (50,632)          (127)
  Cost of insurance......      (1,127,144)      (491,785)      (251,395)         (161,108)          (259,874)      (390,038)
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,074,008      2,689,924      1,332,159          (101,628)           165,594      2,742,943
                              -----------     ----------     ----------        ----------         ----------     ----------
  Net increase (decrease)
   in net assets.........          62,668      2,806,931        381,410           (94,496)          (499,167)     1,730,026
NET ASSETS:
  Beginning of period....       8,939,997      3,077,260      1,720,272         1,428,019          3,096,901      2,468,535
                              -----------     ----------     ----------        ----------         ----------     ----------
  End of period..........     $ 9,002,665     $5,884,191     $2,101,682        $1,333,523         $2,597,734     $4,198,561
                              ===========     ==========     ==========        ==========         ==========     ==========


                            PUTNAM VT
                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $    23,677
  Capital gains income...    4,833,607
  Net realized gain
   (loss) on security
   transactions..........       (5,677)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (10,124,085)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (5,272,478)
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    6,896,404
  Net transfers..........    2,812,557
  Surrenders for benefit
   payments and fees.....     (543,150)
  Net loan activity......       (6,149)
  Cost of insurance......   (2,317,235)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,842,427
                           -----------
  Net increase (decrease)
   in net assets.........    1,569,949
NET ASSETS:
  Beginning of period....   21,050,206
                           -----------
  End of period..........  $22,620,155
                           ===========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyholders of the Company in various mutual funds ("the Funds") as directed by the policyholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable policyholders' accounts.

_____________________________________ SA-44 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Funds Global Growth Fund.......  $  1,450,535  $     86,755
American Funds Growth Fund..............     7,402,349     1,126,578
American Funds Growth-Income Fund.......    10,549,964       749,511
American Funds Global Small
 Capitalization Fund....................       896,817       131,889
Fidelity VIP Asset Manager Portfolio....     1,413,994       947,349
Fidelity VIP Equity-Income Fund.........     4,381,859       795,258
Fidelity VIP Overseas Portfolio.........    13,842,774    13,454,538
Mutual Shares Securities Fund...........         1,084           120
Templeton Growth Securities Fund........         2,168           228
Hartford Advisers HLS Fund..............    10,588,665     1,814,617
Hartford Bond HLS Fund..................    10,522,929     1,780,166
Hartford Capital Appreciation HLS
 Fund...................................    12,563,323     2,761,810
Hartford Dividend and Growth HLS Fund...    10,913,692     5,318,530
Hartford Global Advisers HLS Fund.......       687,185       175,505
Hartford Global Leaders HLS Fund........     1,177,347     1,202,818
Hartford Global Technology HLS Fund.....       131,255        44,637
Hartford Growth and Income HLS Fund.....     1,744,809     1,173,330
Hartford Index HLS Fund.................    12,179,221     3,825,120
Hartford International Opportunities HLS
 Fund...................................     8,544,499     8,902,637
Hartford MidCap HLS Fund................    10,943,788     4,216,001
Hartford Money Market HLS Fund..........    99,765,862    94,637,724
Hartford Mortgage Securities HLS Fund...     3,275,559       729,551
Hartford Small Company HLS Fund.........     4,793,085     2,791,150
Hartford Stock HLS Fund.................     9,167,792     4,314,080
Universal Institutional Funds, Inc. Core
 Plus Fixed Income Portfolio............         1,683           191
Universal Institutional Funds, Inc.
 Technology Portfolio...................           542            56
Universal Institutional Funds, Inc. High
 Yield Portfolio........................           591            64
Universal Institutional Funds, Inc.
 Mid-Cap Value Portfolio................         1,084           115
Morgan Stanley Select Dimensions Money
 Market Portfolio.......................        98,651        11,415
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio...........         1,084           116
Putnam VT Diversified Income Fund.......     2,743,481     1,006,311
Putnam VT Global Asset Allocation
 Fund...................................       802,406       333,690
Putnam VT Global Equity Fund............       958,100       722,834
Putnam VT Growth and Income Fund........     5,535,651     4,720,549
Putnam VT Health Sciences Fund..........     1,293,001       828,470
Putnam VT High Yield Fund...............     3,087,275       670,819
Putnam VT Income Fund...................     4,414,047     2,598,571
Putnam VT International Growth and
 Income Fund............................     9,410,592     8,129,024
Putnam VT International Growth Fund.....    26,746,934    24,439,876

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                             SUM OF        SUM OF
                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Putnam VT International New
 Opportunities Fund.....................  $  9,027,550  $  9,039,931
Putnam VT Investors Fund................     2,202,853     1,806,282
Putnam VT Money Market Fund.............     1,800,527     1,402,996
Putnam VT New Opportunities Fund........     2,757,200     1,542,490
Putnam VT New Value Fund................     5,336,205     3,486,812
Putnam VT OTC & Emerging Growth Fund....     2,626,970     2,309,333
Putnam VT The George Putnam Fund of
 Boston.................................     1,781,830       363,309
Putnam VT Utilities Growth and Income
 Fund...................................       956,197       479,229
Putnam VT Vista Fund....................     1,294,630       691,600
Putnam VT Voyager Fund..................     4,710,734     3,062,070
Van Kampen Life Investment Trust Growth
 and Income Portfolio...................         1,084           116
                                          ------------  ------------
                                          $324,531,457  $218,626,171
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                                                  NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  ----------
American Funds Global Growth
 Fund..............................    2,151,598      323,267   1,828,331
American Funds Growth Fund.........   12,939,547    3,462,813   9,476,734
American Funds Growth-Income
 Fund..............................   13,766,065    2,905,582  10,860,483
American Funds Global Small
 Capitalization Fund...............    1,177,051      235,836     941,215
Fidelity VIP Asset Manager
 Portfolio.........................      909,895      709,361     200,534
Fidelity VIP Equity-Income Fund....    2,770,323    1,045,065   1,725,258
Fidelity VIP Overseas Portfolio....   10,766,915   10,390,400     376,515
Mutual Shares Securities Fund......          121           14         107
Templeton Growth Securities Fund...          248           29         219
Hartford Advisers HLS Fund.........    6,250,743    2,980,049   3,270,694
Hartford Bond HLS Fund.............    6,680,129    2,396,312   4,283,817
Hartford Capital Appreciation HLS
 Fund..............................    6,147,782    3,142,203   3,005,579
Hartford Dividend and Growth HLS
 Fund..............................    5,529,006    3,752,484   1,776,522
Hartford Global Advisers HLS
 Fund..............................      746,548      254,851     491,697
Hartford Global Leaders HLS Fund...    1,711,234    1,808,982     (97,748)
Hartford Global Technology HLS
 Fund..............................      243,727       77,237     166,490
Hartford Growth and Income HLS
 Fund..............................    2,345,068    1,834,816     510,252
Hartford Index HLS Fund............    6,055,940    3,597,305   2,458,635
Hartford International
 Opportunities HLS Fund............    5,970,854    6,169,489    (198,635)
Hartford MidCap HLS Fund...........    7,390,793    3,906,285   3,484,508
Hartford Money Market HLS Fund.....  105,192,200  102,328,230   2,863,970
Hartford Mortgage Securities HLS
 Fund..............................    2,001,427      668,334   1,333,093
Hartford Small Company HLS Fund....    5,258,840    3,416,358   1,842,482

_____________________________________ SA-46 ____________________________________

                                                                  NET
                                        UNITS        UNITS      INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  -----------  ----------
Hartford Stock HLS Fund............    5,814,351    4,236,089   1,578,262
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................          155           18         137
Universal Institutional
 Funds, Inc. Technology
 Portfolio.........................           89           10          79
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................           60            7          53
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................          142           16         126
Morgan Stanley Select Dimensions
 Money Market Portfolio............       10,086        1,429       8,657
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......          127           15         112
Putnam VT Diversified Income
 Fund..............................      204,213       86,457     117,756
Putnam VT Global Asset Allocation
 Fund..............................       45,938       22,522      23,416
Putnam VT Global Equity Fund.......       93,559       81,765      11,794
Putnam VT Growth and Income Fund...      329,469      321,929       7,540
Putnam VT Health Sciences Fund.....      160,171      119,772      40,399
Putnam VT High Yield Fund..........      191,571       67,974     123,597
Putnam VT Income Fund..............      271,648      178,840      92,808
Putnam VT International Growth and
 Income Fund.......................    1,062,854      910,790     152,064
Putnam VT International Growth
 Fund..............................    2,781,322    2,574,895     206,427
Putnam VT International New
 Opportunities Fund................    1,079,407    1,073,765       5,642
Putnam VT Investors Fund...........      398,848      344,409      54,439
Putnam VT Money Market Fund........    1,272,130    1,023,540     248,590
Putnam VT New Opportunities Fund...      261,291      198,467      62,824
Putnam VT New Value Fund...........      480,353      366,420     113,933
Putnam VT OTC & Emerging Growth
 Fund..............................      559,915      503,653      56,262
Putnam VT The George Putnam Fund of
 Boston............................      175,687       53,891     121,796
Putnam VT Utilities Growth and
 Income Fund.......................       65,343       43,853      21,490
Putnam VT Vista Fund...............      218,878      141,315      77,563
Putnam VT Voyager Fund.............      319,080      276,375      42,705
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......          125           15         110

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges     2,777,873  $ 0.709176    $ 1,970,001      --          0.83%      (14.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       949,542    0.830793        788,873      --          0.65%      (16.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges    14,482,130    0.598421      8,666,411      --          0.05%      (24.45)%
        Highest contract charges          184    7.523911          1,387      --          0.07%      (24.76)%
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,005,581    0.792121      3,965,026      --          0.31%      (20.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges    17,486,908    0.819043     14,322,529      --          1.41%      (18.34)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     6,626,425    1.003020      6,646,437      --          1.00%        0.30%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges     1,678,833    0.704466      1,182,681      --          0.70%      (19.05)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       737,617    0.870271        641,927      --          0.59%      (12.97)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2002  Lowest contract charges     2,089,913    1.636274      3,419,670      --          3.75%       (8.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,889,379    1.792741      3,387,167      --          3.73%       (4.09)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
FIDELITY VIP EQUITY-INCOME FUND
  2002  Lowest contract charges     5,986,902    1.782890     10,673,988      --          1.54%      (16.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     4,261,643    2.146668      9,148,333      --          1.59%       (4.96)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-48 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
FIDELITY VIP OVERSEAS PORTFOLIO
  2002  Lowest contract charges     2,702,585  $ 1.108757    $ 2,996,510      --          0.68%      (20.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     2,326,070    1.390795      3,235,087      --          4.29%      (21.17)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MUTUAL SHARES SECURITIES FUND
  2002  Lowest contract charges           107    8.628238            920      --        --           (13.72)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2002  Lowest contract charges           219    7.886125          1,725      --        --           (21.14)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges    16,340,396    2.190023     35,785,844      --          3.06%      (13.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    13,069,701    2.540380     33,202,008      --          2.96%       (4.64)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD BOND HLS FUND
  2002  Lowest contract charges    11,898,226    1.949909     23,200,458      --          3.94%       10.08%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     7,614,409    1.771309     13,487,472      --          4.47%        8.68%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges    13,685,122    2.868780     39,259,605      --          0.69%      (19.70)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    10,679,543    3.572570     38,153,415      --          0.76%       (6.94)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges     8,920,217  $ 2.237882    $19,962,394      --          1.61%      (14.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     7,143,695    2.609041     18,638,193      --          1.90%       (4.04)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges     1,355,295    0.988953      1,340,323      --          0.05%       (8.95)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       863,598    1.086141        937,989      --          0.96%       (6.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges       777,912    0.682881        531,222      --          0.66%      (19.51)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       875,661    0.848373        742,887      --          1.32%      (15.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges       301,422    0.452718        136,459      --        --           (38.59)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       134,931    0.737165         99,466      --        --           (26.28)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges     5,601,509    0.916970      5,136,415      --          0.40%      (24.65)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,091,257    1.216983      6,195,973      --        --            (8.02)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges    17,391,449    2.205769     38,361,520      --          1.17%      (22.45)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    14,932,815    2.844242     42,472,538      --          0.91%      (12.31)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-50 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges     4,337,246  $ 1.313864    $ 5,698,551      --          1.99%      (17.93)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     4,535,880    1.600938      7,261,663      --          0.12%      (18.73)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges    11,631,447    1.737334     20,207,709      --          0.13%      (14.22)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     8,146,939    2.025330     16,500,241      --        --            (3.62)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges    36,710,827    1.529607     56,153,138      --          1.44%        1.47%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    33,846,856    1.507506     51,024,339      --          3.58%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges     2,754,424    1.874447      5,163,021      --          3.39%        8.15%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     1,421,331    1.733120      2,463,338      --          4.58%        7.50%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges     7,767,974    0.920563      7,150,910      --        --           (30.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges     5,925,492    1.319402      7,818,106      --        --           (14.92)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges    15,156,551    2.322928     35,207,576      --          1.05%      (24.25)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges    13,578,289    3.066451     41,637,157      --          0.84%      (12.23)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO
  2002  Lowest contract charges           137  $10.732654    $     1,474      --          7.33%        7.09%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO
  2002  Lowest contract charges            79    5.588233            440      --        --           (44.12)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
  2002  Lowest contract charges            53    9.541983            503      --         20.10%       (4.58)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
  2002  Lowest contract charges           125    7.129259            891      --        --           (28.71)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
  2002  Lowest contract charges         8,657   10.077497         87,236      --          0.59%        0.78%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
  2002  Lowest contract charges           112    7.989207            897      --        --           (20.11)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-52 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT DIVERSIFIED INCOME FUND
  2002  Lowest contract charges       180,764  $14.348324    $ 2,593,654      --          4.32%        6.20%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        63,007   13.510984        851,293      --          6.78%        3.82%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges       102,899   17.760045      1,827,486      --          1.79%      (12.36)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        79,483   20.265402      1,610,751      --          1.06%       (8.35)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GLOBAL EQUITY FUND
  2002  Lowest contract charges       297,584   14.985684      4,459,494      --          0.30%      (22.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       285,789   19.251979      5,502,001      --        --           (29.66)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT GROWTH AND INCOME FUND
  2002  Lowest contract charges       849,943   21.356598     18,151,885      --          2.33%      (18.79)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       842,402   26.297364     22,152,962      --          1.60%       (6.16)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HEALTH SCIENCES FUND
  2002  Lowest contract charges       283,075    9.649126      2,731,424      --          0.07%      (20.21)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       242,676   12.092641      2,934,597      --          0.04%      (19.53)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT HIGH YIELD FUND
  2002  Lowest contract charges       381,287   15.605782      5,950,278      --         11.21%       (0.54)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       257,689   15.690083      4,043,163      --         12.92%        3.87%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT INCOME FUND
  2002  Lowest contract charges       333,366  $18.079459    $ 6,027,077      --          4.11%        8.09%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       240,559   16.725709      4,023,515      --          8.24%        7.53%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2002  Lowest contract charges       478,988    8.447396      4,046,199      --          0.63%      (13.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       326,924    9.785153      3,198,997      --          1.37%      (20.67)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges     1,026,037    9.315833      9,558,393      --          0.95%      (17.52)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       759,789   11.294275      8,581,265      --          0.33%      (20.41)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       186,675    7.523083      1,404,375      --          0.89%      (13.46)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       181,034    8.693232      1,573,770      --        --           (28.52)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT INVESTORS FUND
  2002  Lowest contract charges       571,679    6.827953      3,903,397      --          0.41%      (23.68)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       517,240    8.946510      4,627,496      --          0.09%      (24.61)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT MONEY MARKET FUND
  2002  Lowest contract charges     1,148,361    1.520209      1,745,748      --          1.43%        1.46%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       899,771    1.498367      1,348,187      --          3.94%        4.00%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT NEW OPPORTUNITIES FUND
  2002  Lowest contract charges       514,552  $13.891974    $ 7,148,145      --        --           (30.29)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       451,728   19.929373      9,002,665      --        --           (29.99)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT NEW VALUE FUND
  2002  Lowest contract charges       549,686   11.418982      6,276,853      --          4.27%      (15.44)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       435,752   13.503535      5,884,191      --          0.87%        3.61%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
  2002  Lowest contract charges       379,358    4.419389      1,676,532      --        --           (32.06)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       323,096    6.504819      2,101,682      --        --           (45.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2002  Lowest contract charges       235,897   10.685893      2,520,767      --          2.07%       (8.57)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       114,102   11.687147      1,333,523      --          1.92%        0.74%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2002  Lowest contract charges       153,420   14.997690      2,300,940      --          3.46%      (23.83)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       131,929   19.690377      2,597,734      --          2.83%      (22.15)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
PUTNAM VT VISTA FUND
  2002  Lowest contract charges       482,163    7.224769      3,483,518      --        --           (30.38)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       404,600   10.377065      4,198,561      --        --           (33.40)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  -----------  --------------  -------  ----------  -----------
PUTNAM VT VOYAGER FUND
  2002  Lowest contract charges       805,463  $21.845647    $17,595,860      --          0.86%      (26.34)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges       762,757   29.655765     22,620,155      --          0.11%      (22.24)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
  2002  Lowest contract charges           110    8.162730            900      --        --           (18.37)%
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --
  2001  Lowest contract charges        --          --            --           --        --           --
        Highest contract charges       --          --            --           --        --           --
        Remaining contract
        charges                        --          --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-56 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) Principal Underwriting Agreement.(1)

     (d) Form of Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)

     (g) Contracts of Reinsurance.(3)

     (h) Form of Participation Agreement.(3)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l) Not Applicable.

     (m) Not Applicable.

     (n)(1) Consent of Deloitte & Touche LLP.

     (n)(2) Consent of Arthur Andersen LLP.(4)

     (o) No financial statement will be omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Copy of Power of Attorney.

     (s) Organizational Chart.(5)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-89988, on April 14, 1999.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, filed on April 7, 2003.

Item 28. Officers and Directors.

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;
         (b) enabled the director or an associate to receive an improper personal gain;
         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
              Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable
              Life Separate Account One

     (b) Directors and Officers of HESCO

                                                  POSITIONS AND OFFICES
             NAME                                    WITH UNDERWRITER
             ----                                    ----------------
         David A. Carlson                 Vice President
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 16th day of July, 2003.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
   --------------------------------------------       ------------------------
    Thomas M. Marra, President, Chief Executive             Marianne O'Doherty
    Officer and Chairman of the Board*                      Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas m. Marra
   --------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*

Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*

Christine Hayer Repasy, Senior Vice President,      *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,           -----------------------
     Director*                                               Marianne O'Doherty
John C. Walters, Executive Vice President, Director*         Attorney-in-Fact

Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*

David M. Znamierowski, Senior Vice President &
         Chief Investment Officer, Director*           Date: July 16, 2003

33-89988

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2 Consent of Deloitte & Touche LLP.

1.3 Copy of Power of Attorney.